Income tax expense - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income tax expense
Income before tax from continuing operations	€ (159,995)	€ 575,625	€ (26,725)
Income before tax from discontinued operations	(10,438)	(2,095)
Income (loss) before tax	(170,433)	573,530	(26,725)
Tax (expense) benefit based on expected group tax rate	45,608	(159,097)	7,414
Tax effects of:
Non-deductible expenses (for local taxes)	(223)	(304)	(218)
Other non-deductible expenses & permanent differences	(8,310)	167,289	(5,993)
Tax free income	39	(238)	90
Tax rate difference between group and local tax rates and changes in tax rates	(6,856)	(2,174)	64
Prior year adjustments	(424)	447	53
(Non-) recognition of deferred tax assets on tax losses carried forward, tax credits and temporary differences	(26,403)	(9,211)	6
Others	(678)	(282)	397
Income tax (expense) benefit	€ 2,752	€ (3,570)	€ 1,814
Effective total income tax rate (%)	(1.61%)	(0.62%)	(6.80%)
Income tax (expense) benefit	€ 2,752	€ (3,570)	€ 1,814
Tax expense or income relating to discontinued operations	€ 0	€ 0